Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Schedule of inventories

Figures in million – SA rand	2025	2024	2023
Consumable stores[1]	3,076	3,420	3,317
PGM ore and mill inventory	361	134	276
PGM in process	17,748	14,241	13,292
PGM finished goods	7,028	6,160	6,948
Gold in process	730	371	320
Gold bullion	1,549	665	959
Sandouville metals in process	38	244	327
Sandouville raw materials	—	140	168
Sandouville finished goods	26	94	292
Zinc concentrate inventory	205	19	345
Other	719	61	119
Total inventories	31,480	25,549	26,363
1The cost of consumable stores consumed during the year and included in operating cost amounted to R20,772 million (2024: R24,685 million and 2023:R25,778 million)